UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7502

Dreyfus International Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	2/28/2011

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Fund
February 28, 2011 (Unaudited)

Common Stocks--95.6%	Shares	Value ($)
Brazil--14.8%
Banco Santander Brasil, ADS	1,275,630	15,537,173
Brasil Telecom, ADR	115,536	2,663,105
Centrais Eletricas Brasileiras	349,462	4,935,904
Cia de Saneamento de Minas Gerais	520,600	9,074,047
Cielo	1,082,200	8,540,261
Fibria Celulose, ADR	534,400a	7,700,704
Gerdau, ADR	529,010	7,141,635
Grendene	729,705	4,122,627
Itau Unibanco Holding, ADR	722,736	16,059,194
JBS	2,779,900	10,425,878
Magnesita Refratarios	1,280,300a	6,379,184
Petroleo Brasileiro, ADR	693,070	24,375,272
Petroleo Brasileiro, ADR	855,680	34,081,734
Porto Seguro	201,110	3,203,158
Redecard	1,028,400	13,289,217
Tele Norte Leste Participacoes, ADR	569,780	8,996,826
Vale, ADR	499,420	17,095,147
		193,621,066
China--13.6%
Asia Cement China Holdings	11,032,000	5,736,980
Beijing Capital International Airport, Cl. H	18,944,000	9,437,946
China Coal Energy, Cl. H	5,606,000	7,990,062
China Construction Bank, Cl. H	11,214,809	9,806,478
China Dongxiang Group	30,578,000	11,582,576
China Pacific Insurance Group, Cl. H	759,800	3,073,151
China Petroleum & Chemical, ADR	40,411	4,146,169
China Railway Construction, Cl. H	5,899,000	6,597,366
China Railway Group, Cl. H	9,758,000	6,202,119
China Shenhua Energy, Cl. H	1,582,500	6,563,270
Guangzhou Automobile Group, Cl. H	7,636,603	9,805,602
Huaneng Power International, ADR	179,380	4,034,256
Huaneng Power International, Cl. H	10,513,600	5,872,388
Industrial & Commercial Bank of China, Cl. H	31,182,590	23,943,488
Maanshan Iron & Steel, Cl. H	6,736,000	3,442,383
Perfect World, ADR	368,950a	7,829,119

PetroChina, ADR	41,720	5,687,688
PetroChina, Cl. H	13,014,000	17,712,943
Renhe Commercial Holdings	80,022,000	12,021,795
Shanda Games, ADR	300,995a	1,836,070
Sinotrans, Cl. H	23,073,500	6,310,549
TPV Technology	4,599,630	2,704,970
Weiqiao Textile, Cl. H	7,250,600	6,582,145
		178,919,513
Hong Kong--4.2%
BYD Electronic International	13,667,500	8,686,970
China Mobile	2,015,500	18,905,017
China Mobile, ADR	148,690	7,028,576
China Power International Development	30,299,872	5,991,500
Global Bio-Chem Technology Group	47,676,980a	6,795,255
NWS Holdings	4,919,248	7,655,532
		55,062,850
India--9.7%
Bank of India	982,833	9,409,096
Bharti Airtel	1,517,966	10,949,947
Glenmark Pharmaceuticals	927,603	5,160,067
Hindustan Petroleum	989,500	6,989,989
India Cements	6,021,288	11,426,679
Jubilant Industries	17,797a	70,197
Jubilant Life Sciences	1,616,678	5,857,400
Mahanagar Telephone Nigam	3,550,200a	3,176,474
NMDC	1,456,211	8,454,998
Patni Computer Systems	523,643	5,176,853
Reliance Industries	1,320,990	28,127,528
Rolta India	2,490,350	7,691,393
State Bank of India	251,560	14,616,781
State Bank of India, GDR	47,230b	5,577,863
Sterlite Industries India	1,168,730	4,219,314
Sterlite Industries India, ADR	1,010	14,887
		126,919,466
Indonesia--1.4%
Indosat	8,511,000	4,872,250
International Nickel Indonesia	800,000	457,972
Medco Energi Internasional	14,745,000	4,889,092
Telekomunikasi Indonesia	8,961,000	7,567,812
		17,787,126
Israel--.2%
Teva Pharmaceutical Industries, ADR	54,850	2,747,985

Malaysia--2.6%
Genting Malaysia	10,547,180	11,444,408
Malayan Banking	3,748,462	10,592,277
Petronas Chemicals Group	2,289,200	4,727,736
Tenaga Nasional	3,654,937	7,548,305
		34,312,726
Mexico--1.8%
Consorcio ARA	6,160,100	3,634,217
Desarrolladora Homex, ADR	253,810a	6,911,246
Grupo Continental	1,390,837	4,786,479
Grupo Financiero Banorte, Cl. O	1,460,300	6,624,290
Industrias CH, Ser. B	569,600a	2,259,103
		24,215,335
Philippines--.5%
Bank of the Philippine Islands	4,656,980	5,945,422

Poland--1.7%
Asseco Poland	567,894	10,147,152
Bank Pekao	66,360	3,803,568
Telekomunikacja Polska	1,325,830	7,992,191
		21,942,911
Russia--5.6%
Gazprom, ADR	1,372,225	40,370,860
LUKOIL, ADR	198,465	14,041,399
Rosneft Oil, GDR	605,900b	5,719,696
VimpelCom, ADR	985,300	13,912,436
		74,044,391
South Africa--8.0%
Anglo Platinum	179,640a	17,467,329
AngloGold Ashanti, ADR	32,056	1,565,615
ArcelorMittal South Africa	431,565	5,589,115
JD Group	927,984	6,957,381
MTN Group	461,890	8,153,146
Murray & Roberts Holdings	2,293,534	8,235,311
Nedbank Group	601,620	11,043,021
Sappi	1,220,491a	6,478,901
Sasol	110,360	6,038,614
Sasol, ADR	8,250	452,678
Standard Bank Group	1,947,015	27,922,362
Telkom	1,029,507	5,241,799
		105,145,272
South Korea--15.5%
CJ Cheiljedang	51,052	9,023,944

Grand Korea Leisure	533,820	8,939,173
Hite Brewery	64,585a	5,808,158
Hyundai Development	187,710a	5,089,200
Jinro	111,260	3,060,845
KB Financial Group	343,430	16,796,470
KB Financial Group, ADR	51,408	2,506,140
Korea Electric Power	243,015a	5,942,687
Korea Electric Power, ADR	54,510	665,022
Korea Exchange Bank	1,469,940	11,890,801
Korean Reinsurance	558,448	5,665,379
KT&G	203,450	10,328,875
KT, ADR	238,730	4,724,467
LG Electronics	30,675	3,016,812
Lotte Chilsung Beverage	1,606a	1,307,681
Nong Shim	63,783	11,726,374
POSCO	30,940	12,610,109
POSCO, ADR	13,040	1,344,163
Samsung Electronics	34,964	28,593,250
Samsung Fire & Marine Insurance	40,100	7,940,770
Shinhan Financial Group	121,538	5,071,935
Shinsegae	16,194	3,579,855
SK Chemicals	68,276	3,557,018
SK Telecom	53,654	7,748,728
SK Telecom, ADR	354,120	6,228,971
Tong Yang Life Insurance	922,080	10,334,747
Yuhan	71,075	9,571,967
		203,073,541
Taiwan--11.4%
Asia Cement	5,817,350	5,837,493
Asustek Computer	680,817	6,156,580
AU Optronics	3,473,000a	3,140,609
AU Optronics, ADR	1,164,830a	10,460,173
Chinatrust Financial Holding	11,332,807	8,838,576
First Financial Holding	4,184,775	3,397,395
HON HAI Precision Industry	3,040,016	11,139,333
KGI Securities	8,787,000	4,209,324
Nan Ya Printed Circuit Board	3,557,486	12,676,691
Powertech Technology	1,722,000	5,991,428
Quanta Computer	7,799,000	15,232,524
Siliconware Precision Industries	2,610,000	3,588,564
SinoPac Financial Holdings	29,516,103	12,154,915
Taiwan Semiconductor Manufacturing	4,227,638	10,019,447
Taiwan Semiconductor Manufacturing, ADR	83,230	1,022,897

Tatung	27,522,000a	6,393,150
Transcend Information	2,942,940	7,716,722
United Microelectronics	25,152,445	13,021,402
United Microelectronics, ADR	132,650	371,420
Young Fast Optoelectronics	981,000	8,607,288
		149,975,931
Thailand--1.5%
Bangkok Bank	1,106,860	5,918,941
Kasikornbank	2,048,900	8,108,484
PTT Exploration & Production	948,300	5,644,827
		19,672,252
Turkey--1.8%
Asya Katilim Bankasi	3,581,770	5,780,120
Turk Sise ve Cam Fabrikalari	1a	2
Turkcell Iletisim Hizmet	640,740	3,590,949
Turkcell Iletisim Hizmet, ADR	91,370	1,285,576
Turkiye Is Bankasi, Cl. C	4,139,421	12,894,021
		23,550,668
United Kingdom--1.3%
African Barrick Gold	1,431,750	13,476,335
JKX Oil & Gas	608,128	3,003,370
		16,479,705
Total Common Stocks
(cost $1,161,221,519)		1,253,416,160

Preferred Stocks--1.5%
Brazil
Cia de Tecidos do Norte de Minas - Coteminas	973,648	2,867,457
Cia Energetica de Minas Gerais	705,057	11,717,049
Gerdau	56,400	745,424
Itau Unibanco Holding	170,900	3,800,517

Total Preferred Stocks
(cost $13,945,785)		19,130,447

Other Investment--1.8%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $24,000,000)	24,000,000[c]	24,000,000

Total Investments (cost $1,199,167,304)	98.9%	1,296,546,607
Cash and Receivables (Net)	1.1%	14,907,827

Net Assets	100.0%	1,311,454,434

ADR - American Depository Receipts
ADS - American Depository Shares
GDR - Global Depository Receipts

a	Non-income producing security.
b

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, these securities had a value of $11,297,559 or .9% of net assets.

c	Investment in affiliated money market mutual fund.

At February 28, 2011, the aggregate cost of investment securities for income tax purposes was $1,199,167,304.

Net unrealized appreciation on investments was $97,379,303 of which $159,074,304 related to appreciated investment securities and $61,695,001 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	23.2
Energy	16.5
Information Technology	15.5
Materials	11.3
Telecommunication Services	9.9
Consumer Discretionary	5.8
Consumer Staples	4.6
Industrial	4.3
Utilities	4.2
Health Care	1.8
Money Market Investment	1.8
98.9
† Based on net assets.
See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
February 28, 2011 (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Costs ($)	Value ($)	Appreciation ($)
Purchase;
South African Rand,
Expiring 3/1/2011	3,316,898	473,978	476,395	2,417
Sale;		Proceeds ($)
South African Rand,
Expiring 3/2/2011	1,616,740	232,357	232,207	150
				2,567

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2011 in valuing the fund's investments:

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs, GDRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus International Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 26, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	April 26, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)